Income taxes - Deferred tax balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
NET DEFERRED TAX LIABILITY	$ (5,972)	$ (5,504)	$ (3,310)	$ (5,642)
Net operating losses and tax carry forwards
Deferred tax assets and liabilities
Deferred tax asset	3,600	5,129	5,106
Employee benefits
Deferred tax assets and liabilities
Deferred tax asset	409	586	1,004
Other temporary non-deductible provisions or tax deductions
Deferred tax assets and liabilities
Deferred tax asset	8,813	8,235	9,068
Deferred tax liability	(4,102)	(4,221)	(3,847)
Differences in depreciations
Deferred tax assets and liabilities
Deferred tax liability	$ (14,692)	$ (15,233)	$ (14,641)